Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (12,137)	$ (13,650)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	286	3,357
Gain on sale of assets	(17)
Bad debt expense		486
Interest expense on warrant derivative liabilities	107
Share-based compensation - services rendered	717	400
Share-based compensation - employees	3,099	2,673
Change in fair value of derivative liabilities	369	(3,160)
Gain on exchange of warrants	2,099
Gain on conversion of debt	(541)
Commitment fee on credit facility	38
Adjusted loss from discontinued operations		1,848
Gain on sale of discontinued operations		(57)
Loss on retirement of assets		5
Changes in assets and liabilities:
Accounts receivable	475	1,611
Prepaid expenses and other current assets	537	(36)
Other assets	21	(26)
Accounts payable	(838)	(934)
Accrued liabilities	329	291
Deferred revenue	(23)
Net cash used in operating activities of continuing operations	(5,479)	(7,192)
Net cash used in discontinued operations	(11)	(1,848)
Net cash used in operating activities	(5,490)	(9,040)
Cash flows from investing activities:
Proceeds from sale of discontinued operations		825
Purchases of property and equipment		(289)
Proceeds from sale of fixed assets	17
Cash acquired in acquisition of Trend Discovery	3
Cash acquired in acquisition of Banner Midstream	205
Investment in Banner Midstream (pre-acquisition)	(1,000)
Net cash provided by (used in) investing activities	(775)	536
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of fees		4,221
Proceeds from issuance of preferred stock and warrants, net of fees	2,980
Proceeds from the exercise of warrants into common stock	2,000
Proceeds from credit facility	1,137	1,350
Purchase of treasury shares from employees		(53)
Proceeds from notes payable - related parties	403
Repayments of amounts due to prior owners	(4)
Repayments of notes payable - related parties	(75)
Repayments of debt	(14)	(500)
Net cash provided by financing activities	6,427	5,018
NET INCREASE (DECREASE) IN CASH	162	(3,486)
Cash and restricted cash - beginning of period	244	3,730
Cash and restricted cash - end of period	406	244
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	295	382
Cash paid for income taxes		2
Acquisition of Trend Discovery:
Other receivables	10
Goodwill	3,222
Other assets	1
Acquisition of Banner Midstream:
Accounts receivable	110
Oil and gas receivables	7
Prepaid expenses	578
Property and equipment	3,426
Right of use assets	731
Oil and gas properties	6,135
Customer relationships	2,100
Non-compete agreements	250
Goodwill	7,003
Assets of discontinued operations	249
Accounts payable	268
Accrued expenses	1,721
Due to prior owners	2,362
Accrued interest	640
Other current liabilities	1
Lease liability	732
Liabilities of discontinued operations	228
Asset retirement obligation	295
Notes payable - related parties	1,844
Long-term debt	6,836
Conversion of long-term debt and accrued interest for common stock	2,275
Shares issued for warrant exercise and derivative liability	5,479
Conversion of preferred stock into common stock	4
Issuance of shares for prepaid services	$ 247